Non-trading Securities (Narrative) (Details) (Insurance Subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Insurance Subsidiary [Member]
Schedule of Available-for-sale Securities [Line Items]
Non-trading securities disposed	¥ 317,806
Non-trading securities Realized Gain	6,331
Non-trading securities Realized Loss	1,282
Total proceeds received from disposals	322,855
Other-than-temporary impairment loss recognized	¥ 1,078